Touchstone Non-US Equity Fund Expense Example - Touchstone Non-US Equity Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 611
Expense Example, with Redemption, 3 Years	847
Expense Example, with Redemption, 5 Years	1,101
Expense Example, with Redemption, 10 Years	1,828
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	295
Expense Example, with Redemption, 3 Years	727
Expense Example, with Redemption, 5 Years	1,287
Expense Example, with Redemption, 10 Years	2,811
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,173
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	495
Expense Example, with Redemption, 10 Years	$ 1,104